NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications – 4.2%
64,849	AT&T, Inc.	$1,831,336
15,804	Match Group, Inc.	558,197
12,676	Omnicom Group, Inc.	1,033,474
7,838	T-Mobile US, Inc.	1,876,261
4,923	VeriSign, Inc.	1,376,323
15,222	Walt Disney Company (The)	1,742,919
		8,418,510
	Consumer Discretionary - 7.7%
29,759	Amazon.com, Inc.(a)	6,534,183
165,059	Ford Motor Company	1,974,106
17,160	LKQ Corporation	524,066
12,508	MGM Resorts International(a)	433,527
29,482	NIKE, Inc., Class B	2,055,780
19,179	Starbucks Corporation	1,622,544
14,194	TJX Companies, Inc. (The)	2,051,601
		15,195,807
	Consumer Staples - 7.2%
29,156	Altria Group, Inc.	1,926,045
26,041	Coca-Cola Company (The)	1,727,039
19,535	Colgate-Palmolive Company	1,561,628
11,643	Dollar Tree, Inc.(a)	1,098,750
16,068	McCormick & Company, Inc.	1,075,110
11,273	Molson Coors Beverage Company, Class B	510,103
26,535	Mondelez International, Inc., Class A	1,657,641
17,570	Procter & Gamble Company (The)	2,699,631
18,775	Walmart, Inc.	1,934,952
		14,190,899
	Energy - 6.0%
44,134	Baker Hughes Company	2,150,208
12,121	Chevron Corporation	1,882,270
18,930	ConocoPhillips	1,790,589
32,318	Exxon Mobil Corporation	3,643,855

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Energy - 6.0% (Continued)
3,549	First Solar, Inc.(a)	$782,661
48,227	SLB Ltd.	1,657,562
		11,907,145
	Financials - 14.7%
49,097	Bank of America Corporation	2,532,914
7,009	Berkshire Hathaway, Inc., Class B(a)	3,523,704
9,021	Capital One Financial Corporation	1,917,684
6,282	Chubb Ltd.	1,773,095
22,797	Citigroup, Inc.	2,313,896
2,642	Everest Group Ltd.	925,308
18,529	Franklin Resources, Inc.	428,576
2,818	Goldman Sachs Group, Inc. (The)	2,244,115
8,958	JPMorgan Chase & Company	2,825,622
13,315	Morgan Stanley	2,116,552
5,635	Raymond James Financial, Inc.	972,601
15,619	T Rowe Price Group, Inc.	1,603,134
6,582	Travelers Companies, Inc. (The)	1,837,826
40,449	US Bancorp	1,954,900
24,076	Wells Fargo & Company	2,018,050
		28,987,977
	Health Care - 14.6%
6,090	Amgen, Inc.	1,718,598
9,885	Bio-Techne Corporation	549,903
10,386	Cardinal Health, Inc.	1,630,187
5,834	Cencora, Inc.	1,823,300
30,765	Centene Corporation(a)	1,097,695
3,139	Charles River Laboratories International, Inc.(a)	491,128
26,277	CVS Health Corporation	1,981,023
14,413	DexCom, Inc.(a)	969,850
4,678	Elevance Health, Inc.	1,511,555
16,487	Gilead Sciences, Inc.	1,830,057
4,239	HCA Healthcare, Inc.	1,806,662
7,083	Humana, Inc.	1,842,784
4,063	Incyte Corporation(a)	344,583

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Health Care - 14.6% (Continued)
10,445	IQVIA Holdings, Inc.(a)	$1,983,923
18,032	Johnson & Johnson	3,343,493
22,574	Merck & Company, Inc.	1,894,636
6,790	UnitedHealth Group, Inc.	2,344,588
11,310	Zoetis, Inc.	1,654,879
		28,818,844
	Industrials - 7.9%
3,339	Deere & Company	1,526,791
7,400	Jacobs Solutions, Inc.	1,108,964
16,894	Johnson Controls International plc	1,857,495
6,950	L3Harris Technologies, Inc.	2,122,600
3,532	Northrop Grumman Corporation	2,152,117
6,651	Old Dominion Freight Line, Inc.	936,328
7,382	Rollins, Inc.	433,619
3,379	Snap-on, Inc.	1,170,925
38,723	Southwest Airlines Company	1,235,651
11,305	Textron, Inc.	955,159
13,685	Xylem, Inc.	2,018,538
		15,518,187
	Information Technology - 1.0%
11,629	QUALCOMM, Inc.	1,934,600

	Materials - 3.4%
6,592	Ecolab, Inc.	1,805,285
42,385	Freeport-McMoRan, Inc.	1,662,340
16,356	LyondellBasell Industries N.V., Class A	802,098
29,906	Newmont Corporation	2,521,375
		6,791,098
	Real Estate - 2.7%
8,206	American Tower Corporation	1,578,178
9,834	Digital Realty Trust, Inc.	1,700,101
7,441	Extra Space Storage, Inc.	1,048,735
34,991	Invitation Homes, Inc.	1,026,286
		5,353,300

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 23.1%
8,953	Akamai Technologies, Inc.(a)	$678,279
60,433	Apple, Inc.	15,388,055
5,655	Automatic Data Processing, Inc.	1,659,743
27,321	Cisco Systems, Inc.	1,869,303
21,538	CoStar Group, Inc. (a)	1,817,161
1,284	FactSet Research Systems, Inc.	367,853
82,169	Intel Corporation(a)	2,756,770
19,277	Lam Research Corporation	2,581,190
14,591	Micron Technology, Inc.	2,441,366
26,730	Microsoft Corporation	13,844,804
6,626	NetApp, Inc.	784,916
21,552	PayPal Holdings, Inc	1,445,277
		45,634,717
	Utilities - 5.3%
16,868	Ameren Corporation	1,760,682
12,029	American Water Works Company, Inc.	1,674,317
15,413	Duke Energy Corporation	1,907,358
14,425	Evergy, Inc.	1,096,589
40,705	Exelon Corporation	1,832,131
31,949	FirstEnergy Corporation	1,463,903
21,966	PPL Corporation	816,257
		10,551,237

	TOTAL COMMON STOCKS (Cost $172,230,987)	193,302,321

	EXCHANGE-TRADED FUNDS — 1.9%
	Equity - 1.9%
8,712	iShares Russell 1000 Value ETF	1,773,676
9,674	iShares S&P 500 Value ETF	1,997,778
		3,771,454

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.9% (Continued)
	Equity - 1.9% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,693,197)	$3,771,454

	TOTAL INVESTMENTS - 99.7% (Cost $175,924,184)	$197,073,775
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	516,739
	NET ASSETS - 100.0%	$197,590,514

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.